SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
Schedule of Stock Option Activity
A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2013		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	128,952	4.12	509,143	3.36	330,404	5.23
Granted	152,949	0.72	-	-	196,470	0.47
Exercised	(6,000)	0.85	(80,499)	0.00	(2,354)	0.09
Canceled and forfeited	(70,970)	5.74	(299,692)	6.84	(15,377)	7.40
Outstanding at end of year	204,931	2.06	128,952	4.12	509,143	3.36
Exercisable at end of year	78,457	4.25	92,482	5.40	418,554	3.91

Schedule of Stock-Based Compensation Charge

The following table summarizes the allocation of the stock-based compensation charge

	Year ended December 31,
	2013	2012	2011
	$	$	$

Cost of revenues	-	1.5	2
Research and development expenses	20	4	5
Selling and marketing expenses	-	-	-
General and administrative expenses	12	1.5	3

	32	7	10

Schedule of Options Outstanding and Exercisable

The options outstanding and exercisable as of December 31, 2013, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2013	Weighted average exercise price	Aggregate intrinsic value
$			$	$		$	$

0.00 - $ 0.85	189,717	8.72	0.72	741	63,243	0.75	245
10.50 - $ 14.37	3,400	0.24	13.00	-	3,400	13.00	-
17.51 - $ 19.72	5,977	3.30	18.94	-	5,977	18.94	-
21.25 - $ 22.27	5,837	2.18	22.03	-	5,837	22.03	-

	204,931		2.06		78,457	4.25

Schedule of Nonvested Option Activity

A summary of the status of the Company's non-vested options granted to employees as of December 31, 2013 and changes during the year ended December 31, 2013 is presented below:

	Options	Weighted- average grant-date fair value

Non-vested at January 1, 2013	36,471	$0.21
Granted	152,949	$1.09
Vested (including cancelled and exercised)	(36,471)	$0.21
Canceled and forfeited	(26,475)	$1.43
Non-vested at December 31, 2013	126,474	$1.09

Schedule of Warrant Activity

A summary of the Company's warrants activity to investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities) ,to settle obligation to service providers, and related information is as follows:

	Year ended December 31,
	2013		2012		2011
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)
	-		$-		$-	$
Outstanding at beginning of year	864,590	0.55	706,555	0.68	507,530	1.53
Granted	0	0	325,754	0.00	254,558	0.00
Exercised	(844,353)	0.16	(167,719)	1.74	-	-
Canceled and forfeited	(16,237)	16.96	-	-	(55,533)	5.27
Outstanding at end of year	4,000	20.00	864,590	0.55	706,555	0.68
Exercisable at end of year	4,000	20.00	864,590	0.55	706,555	0.68

(*)	The weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.

Summary of Warrants Outstanding and Exercisable

The warrants issued to consultants and investors (including warrants issued in connection with the issuance and extinguishment of convertible bonds and extinguishment of liabilities), outstanding and exercisable as of December 31, 2013, have been separated into ranges of exercise prices as follows:

Range of exercise price	Warrants outstanding and exercisable as of December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
			$	$

$ 18.79 - $ 20.61	4,000	2.99	20.00	-

	4,000		20.00